Exploration and Evaluation Assets	6 Months Ended
Dec. 31, 2024
Exploration and Evaluation Assets
Exploration and Evaluation Assets
8.
Exploration and Evaluation Assets

	California Property	Commercial Plant Evaluation (Lanxess 1A)	South West Arkansas	Texas	Total
Acquisition:
Balance, June 30, 2023	$16,099	$6,000	$6,082	$668	$28,849
Option payments	100	—	1,068	1,233	2,401
Acquisition of Wheelhouse Water Resources, LLC	—	—	—	20	20
Deconsolidation(1)	—	—	(7,150)	(1,921)	(9,071)
Balance, June 30, 2024	16,199	6,000	—	—	22,199
Option payments	98	—	—	—	98
Impairment	(16,297)	—	—	—	(16,297)
Balance, December 31, 2024	$—	$6,000	$—	$—	$6,000
Exploration and Evaluation:
Balance, June 30, 2023	$3,369	$13,131	$16,349	$13,712	$46,561
Exploration costs	10	—	7,328	14,572	21,910
Lanxess 1A evaluation costs	—	7,261	—	—	7,261
Deconsolidation(1)	—	—	(23,677)	(28,284)	(51,961)
Balance, June 30, 2024	$3,379	$20,392	$—	$—	$23,771
Lanxess 1A evaluation costs	—	54	—	—	54
Impairment	(3,379)	—	—	—	(3,379)
Balance, December 31, 2024	$—	$20,446	$—	$—	$20,446
Balance, June 30, 2024	$19,578	$26,392	$—	$—	$45,970
Balance, December 31, 2024	$—	$26,446	$—	$—	$26,446

(1) SWA Lithium and Texas Lithium were deconsolidated as of May 7, 2024. As discussed in Note 4 - Deconsolidation of Subsidiaries, the Company retained a 55% ownership interest in SWA Lithium and Texas Lithium and recognizes such assets as Investments in Joint Ventures.

Arkansas properties

Commercial plant at Lanxess South Plant, Lanxess 1A (formerly Arkansas Lithium Project)

In 2018, the Company entered into an agreement with LANXESS Corporation ("LANXESS") for the development of a commercial lithium project constructed at an operational LANXESS facility in El Dorado, Arkansas (the "Lanxess Project"). During 2023, the Company completed a definitive feasibility study for the Lanxess Project.

South West Arkansas project

The South West Arkansas Project is maintained pursuant to an option agreement dated December 29, 2017, between TETRA Technologies Inc. ("TETRA") and the Company (the "TETRA Option Agreement"). Pursuant to the TETRA Option Agreement, the Company acquired certain rights to conduct brine exploration and production and for lithium extraction activities in Arkansas.

The Company completed a preliminary feasibility study in the first quarter of 2023. On October 31, 2023, the Company exercised its option pursuant to the TETRA Option Agreement to acquire brine production rights for the South West Arkansas Project and has agreed to pay a 2.5% royalty of gross revenue following commercial production.

As discussed in Note 4 - Deconsolidation of Subsidiaries, the entity that holds the South West Arkansas Project, SWA Lithium was deconsolidated as of May 7, 2024, resulting in a $30,827 decrease in exploration and evaluation assets.

East Texas properties

The Company entered into lease and option agreements for certain properties in East Texas to develop prospective lithium brine areas.

As discussed in Note 4 - Deconsolidation of Subsidiaries, the entity that holds the East Texas properties, Texas Lithium was deconsolidated as of May 7, 2024, resulting in a $30,205 decrease in exploration and evaluation assets.

California properties

Pursuant to multiple option agreements with third parties, the Company has rights associated with certain mineral leases and option agreements in the Mojave Desert, San Bernardino County, California.

During the six month fiscal period ended December 31, 2024, in accordance with IFRS 6, the Company assessed its future plans and currently plans to focus its investments in the South West Arkansas Project and East Texas properties, and therefore, in the near term has not budgeted further capital expenditures on the California properties. Accordingly, the Company determined there is an indicator of impairment for the California properties. The Company estimated the recoverable amount, for the California properties as a nominal amount and recognized a $19,676 impairment expense.